Financial Instruments and Related Risk Management (Summary of Significant Foreign Currency Derivatives) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / $ $ / $ $ / $ R$ / $ $ / R$	Dec. 31, 2023 USD ($) $ / $ $ / $ R$ / $
Disclosure Of Derivative Contract Outstanding [Line Items]
Bonds Issued Undiscounted Cash Flows	$ 15,757
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	538	$ 601
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 604	$ 435
Average Contract Rate | $ / $	1.4382	1.3207
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate | $ / $	1.3828	1.3565
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 89	$ 86
Average Contract Rate | $ / $	1.5341	1.5269
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 233	$ 94
Average Contract Rate | R$ / $	5.5383	4.8688
Forwards Usd Brl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 47
Average Contract Rate | $ / R$	5.7470
Forwards Usd Audl [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional	$ 7
Average Contract Rate | $ / $	1.6081